INVENTORY, NET - Inventory Obsolescence Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Inventory obsolescence provision - beginning	$ 10	$ 12
Add: increase in provision	7	2
Deduct: inventory obsolescence write off	(1)	(4)
Impact of foreign exchange	(2)	0
Inventory obsolescence provision - ending	$ 14	$ 10